Statements of Operations (Unaudited) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016
Income Statement [Abstract]
Revenues - related parties	$ 125,000	$ 125,000	$ 375,000	$ 250,000
Cost of revenues - related parties	0	0	0	0
Gross profit	125,000	125,000	375,000	250,000
Operating Expenses
General and administrative	122,284	90,227	326,688	118,129
Net Income (loss) from operation	2,716	34,773	48,312	131,871
Other income	0	0	0	3,859
Net Income (loss) from operation before taxes	2,716	34,773	48,312	135,730
Provision for income taxes	408	6,245	7,247	6,245
Net Income (loss)	$ 2,308	$ 28,528	$ 41,065	$ 129,485
Earnings (Loss) per common share-basic and diluted	$ (0.00)	$ (0.00)	$ (0.00)	$ (0.00)
Weighted average number of common shares outstanding basic and diluted	126,740,708	116,460,383	126,739,881	116,204,874